NUVEEN CORE BOND FUND

NUVEEN CORE PLUS BOND FUND

NUVEEN INFLATION PROTECTED SECURITIES FUND

NUVEEN SHORT TERM BOND FUND

SUPPLEMENT DATED JUNE 17, 2019

TO THE PROSPECTUS DATED OCTOBER 31, 2018

The following four reorganizations are complete:

Target Fund		Acquiring Fund
Nuveen Core Bond Fund	à	TIAA-CREF Bond Fund
Nuveen Core Plus Bond Fund	à	TIAA-CREF Bond Plus Fund
Nuveen Inflation Protected Securities Fund	à	TIAA-CREF Inflation-Linked Bond Fund
Nuveen Short Term Bond Fund	à	TIAA-CREF Short-Term Bond Fund

Any references to the Target Funds in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-FINCP-0619P

NUVEEN CORE BOND FUND

NUVEEN CORE PLUS BOND FUND

NUVEEN INFLATION PROTECTED SECURITIES FUND

NUVEEN SHORT TERM BOND FUND

SUPPLEMENT DATED JUNE 17, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 2018

The following four reorganizations are complete:

Target Fund		Acquiring Fund
Nuveen Core Bond Fund	à	TIAA-CREF Bond Fund
Nuveen Core Plus Bond Fund	à	TIAA-CREF Bond Plus Fund
Nuveen Inflation Protected Securities Fund	à	TIAA-CREF Inflation-Linked Bond Fund
Nuveen Short Term Bond Fund	à	TIAA-CREF Short-Term Bond Fund

Any references to the Target Funds in this statement of additional information are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FINCSAI-0619P